INCOME TAXES (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Line items]
Statutory tax rate (as a percent)	26.50%	25.00%	25.00%
Carry-forward losses	$ 34,500
RRI [Member]
INCOME TAXES [Line items]
Statutory tax rate (as a percent)	35.00%	35.00%	35.00%
AMG [Member]
INCOME TAXES [Line items]
Statutory tax rate (as a percent)	30.00%	30.00%